Trading Activities Net Interest Income and Net Gains (Losses) on Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Debt Securities, interest income	$ 3,130	$ 2,831	$ 2,313
Equity Securities, interest income	962	992	799
Loans held for sale, interest income	79	140	50
Total interest income	66,083	64,647	58,909
Less: Interest expense	525	587	416
Net interest Income	47,231	49,995	49,557
Debt securities, net gain (Losses)	1,053	(824)	125
Equity securities, net gains (losses)	4,795	(4,240)	3,394
Loans held for sale, net gain (losses)	12	(1)	45
Derivatives (2)	(4,867)	5,667	(3,022)
Net gains from trading activities	993	602	542
Total trading-related net interest and noninterest income	4,255	3,495	2,992
Held for trading [Member]
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Equity Securities, interest income	579	587	515
Loans held for sale, interest income	78	62	38
Total interest income	3,787	3,480	2,866
Net interest Income	$ 3,262	$ 2,893	$ 2,450